REGULATORY REQUIREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
REGULATORY REQUIREMENTS
Schedule of the net capital, the requirement and the excess capital for the Group's broker-dealer subsidiaries

	As of December 31, 2022
	Net Capital/
	Eligible Equity	Requirement	Excess

	(HK$ in thousands)
Futu Securities	7,021,471	1,427,687	5,593,784
Moomoo Financial Inc.	132,413	20,222	112,191
Futu Clearing Inc.	4,183,966	311,304	3,872,662
Moomoo Financial Singapore Pte. Ltd.	881,028	213,683	667,345
Futu Insurance Brokers (Hong Kong) Limited	1,304	500	804
Futu Securities (Australia) Ltd.	48,180	2,299	45,881